Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Debt

Debt as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Current maturities of long-term debt:
Capital lease obligations	$2	$1

Current maturities of long-term debt	2	1

Long-term debt:
2.250% notes due July 2017(1)	749	—
3.500% notes due July 2022(1)	998	—
4.875% notes due July 2042(1)	742	—
Allocated debt	—	1,482
Capital lease obligations	36	24

Total long-term debt	2,525	1,506

Total debt	$2,527	$1,507

(1)	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.

Schedule of Carrying Values and Estimated Fair Values Of Debt Instruments

The carrying value and fair value of the Company’s debt that is subject to fair value disclosures as of December 28, 2012 and September 28, 2012 is as follows ($ in millions):

	December 28, 2012		September 28, 2012
	CarryingValue	FairValue	CarryingValue	FairValue
2.250% notes due July 2017	$749	$737	$749	$766
3.500% notes due July 2022	998	980	998	1,038
4.875% notes due July 2042	742	721	742	798

Total	$2,489	$2,438	$2,489	$2,602

The fair value of the Company’s unsecured notes as of September 28, 2012 is as follows ($ in millions):

2.250% notes due July 2017	$766
3.500% notes due July 2022	1,038
4.875% notes due July 2042	798

Total	$2,602

Schedule of Maturities of Long-term Debt

Aggregate annual maturities of long-term debt and capital lease obligations are as follows ($ in millions):

Fiscal 2013	$6
Fiscal 2014	6
Fiscal 2015	6
Fiscal 2016	6
Fiscal 2017	756
Thereafter	1,777

Total	2,557
Less amount representing discount on notes	11
Less amount representing interest on capital leases	19

Total	2,527
Less current maturities of long-term debt	2

Total long-term debt	$2,525